Leases Obligations relating to Operating leases (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) vessel lease	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel lease	Jun. 30, 2020 USD ($)	Jul. 31, 2021 vessel	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Current portion of operating lease liabilities	$ (14,724)		$ (14,724)				$ (25,108)
Time-charter hire expenses (note 5)	8,005	$ 17,714	19,126	$ 44,770
Operating lease right-of-use assets (note 5)	14,435		14,435				52,961
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	17,100		17,100
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,600		9,600
Lessee, Operating Lease, Liability, Payments, Due Year Three	6,800		6,800
Lessee, Operating Lease, Liability, Payments, Due Year Four	6,800		6,800
Long-term operating lease liabilities (note 5)	105		105				$ 29,182
Lessee, Operating Lease, Liability, to be Paid, Year One	22,800		22,800
Lessee, Operating Lease, Liability, to be Paid, after Year Four	$ 25,000		$ 25,000
Teekay Tankers | Subsequent Event
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Number of leases | vessel					2
Fso
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (note 5)						$ 29,700
Operating Lease, Liability						$ 29,500
Aframax Tanker [Member] | Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Future Operating Lease, Term of Contract | vessel			7
Number Of Vessels to be Chartered In | vessel	1		1
Aframax Tanker [Member] | Teekay Tankers | Subsequent Event
Operating Leased Assets [Line Items]
Number Of Vessels | vessel					2
STS Support Vessel | Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Future Operating Lease, Term of Contract | vessel			2
Number Of Vessels to be Chartered In | vessel	1		1
LR2 Tanker | Teekay Tankers
Operating Leased Assets [Line Items]
Lessee, Future Operating Lease, Term of Contract | vessel			18
Number Of Vessels to be Chartered In | vessel	1		1
Sales-type lease [Member] | LNG Carriers [Member] | Teekay LNG
Operating Leased Assets [Line Items]
Number Of Vessels | lease	9		9